JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited)

Investments	Shares	Value ($)
INVESTMENT COMPANIES — 95.9%
Alternative Assets — 3.5%
JPMorgan Realty Income Fund Class R6 Shares (a)	4,933,858	61,377,188

Fixed Income — 11.0%
JPMorgan Core Bond Fund Class R6 Shares (a)	2,048,244	25,459,679
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	6,442,443	56,693,495
JPMorgan Corporate Bond Fund Class R6 Shares (a)	1,553,310	16,729,151
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	475,752	3,701,352
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	446,913	3,459,108
JPMorgan High Yield Fund Class R6 Shares (a)	9,755,814	66,437,095
JPMorgan Managed Income Fund Class L Shares (a)	1,959,642	19,694,404

Total Fixed Income		192,174,284

International Equity — 36.5%
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	9,329,909	163,646,603
JPMorgan International Advantage Fund Class R6 Shares (a)	5,316,993	98,258,029
JPMorgan International Focus Fund Class R6 Shares (a)	8,464,682	195,195,567
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	11,035,075	184,285,746

Total International Equity		641,385,945

U.S. Equity — 44.9%
JPMorgan Growth Advantage Fund Class R6 Shares * (a)	7,034,034	219,532,196
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	361,023	20,455,563
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	478,633	12,118,999
JPMorgan Small Cap Value Fund Class R6 Shares (a)	383,244	7,768,353
JPMorgan U.S. Equity Fund Class R6 Shares (a)	10,640,477	190,145,325
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	5,383,671	156,826,351
JPMorgan Value Advantage Fund Class R6 Shares (a)	5,937,259	181,798,859

Total U.S. Equity		788,645,646

TOTAL INVESTMENT COMPANIES (Cost $1,519,388,113)		1,683,583,063

	Principal Amount ($)
U.S. TREASURY OBLIGATIONS — 1.4%
U.S. Treasury Notes 2.50%, 1/31/2021 (b) (Cost $24,474,038)	24,363,600	24,552,037

	Shares
EXCHANGE-TRADED FUNDS — 1.1%
Alternative Assets — 1.1%
JPMorgan BetaBuilders MSCI US REIT ETF (a) (Cost $23,991,765)	270,327	19,450,028

SHORT-TERM INVESTMENTS — 2.0%
INVESTMENT COMPANIES — 2.0%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (c) (Cost $35,657,386)	35,657,386	35,657,386

Total Investments — 100.4% (Cost $1,603,511,302)		1,763,242,514
Liabilities in Excess of Other Assets — (0.4)%		(6,652,155)

Net Assets — 100.0%		1,756,590,359

Percentages indicated are based on net assets.

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

Abbreviations

ETF	Exchange-Traded Fund
REIT	Real Estate Investment Trust

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(c)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.

Detailed information about investment portfolios of the underlying funds and ETFs can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as the respective underlying fund’s website. Detailed information about underlying J.P. Morgan Funds can also be found at www.jpmorganfunds.com or by calling 1-800-480-4111.

Futures contracts outstanding as of September 30, 2020:

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
EURO STOXX 50 Index	808	12/2020	EUR	30,144,346	(1,219,682)
MSCI EAFE E-Mini Index	83	12/2020	USD	7,690,780	(209,080)
MSCI Emerging Markets E-Mini Index	615	12/2020	USD	33,465,225	(295,716)
Russell 2000 E-Mini Index	359	12/2020	USD	27,020,135	285,449
S&P 500 E-Mini Index	319	12/2020	USD	53,424,525	415,002
S&P Midcap 400 E-Mini Index	220	12/2020	USD	40,816,600	136,498
U.S. Treasury 10 Year Note	469	12/2020	USD	65,425,500	141,015

					(746,514)

Short Contracts
DJ US Real Estate Index	(258)	12/2020	USD	(8,083,140)	159,115
Euro-Bund	(268)	12/2020	EUR	(54,827,655)	(255,566)
FTSE 100 Index	(462)	12/2020	GBP	(34,752,080)	980,599

					884,148

					137,634

Abbreviations

EAFE	Europe, Australasia and Far East
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
MSCI	Morgan Stanley Capital International
USD	United States Dollar

A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund’s valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.

J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund’s investments. The Administrator implements the valuation policies of the Fund’s investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.

Fixed income instruments are valued based on prices received from approved affiliated and unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”). The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market

JPMorgan SmartRetirement 2055 Fund

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2020 (Unaudited) (continued)

makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.

Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset values (“NAV”) of the Fund are calculated on a valuation date.

Investments in open-end investment companies excluding exchange-traded funds (“ETFs”) (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.

Futures contracts are generally valued on the basis of available market quotations.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.

The various inputs that are used in determining the valuation of the Fund’s investments are summarized into the three broad levels listed below.

•	Level 1 – Unadjusted inputs using quoted prices in active markets for identical investments.

•

Level 2 – Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.

•

Level 3 – Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s assumptions in determining the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Exchange-Traded Funds	$19,450,028	$—	$—	$19,450,028
Investment Companies	1,683,583,063	—	—	1,683,583,063
U.S. Treasury Obligations	—	24,552,037	—	24,552,037
Short-Term Investments
Investment Companies	35,657,386	—	—	35,657,386

Total Investments in Securities	$1,738,690,477	$24,552,037	$—	$1,763,242,514

Appreciation in Other Financial Instruments
Futures Contracts	$2,117,678	$—	$—	$2,117,678

Depreciation in Other Financial Instruments
Futures Contracts	$(1,980,044)	$—	$—	$(1,980,044)

B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF’s distributions may be reinvested into the Underlying Funds and ETF. Reinvestment amounts are included in the purchase cost amounts in the table below.

For the period ended September 30, 2020
Security Description	Value at June 30, 2020	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at September 30, 2020	Shares at September 30, 2020	Dividend Income	Capital Gain Distributions
JPMorgan BetaBuilders MSCI US REIT ETF (a)	$19,282,425	$—	$—	$—	$167,603	$19,450,028	270,327	$150,061	$—
JPMorgan Core Bond Fund Class R6 Shares (a)	25,207,015	151,195	—	—	101,469	25,459,679	2,048,244	151,194	—
JPMorgan Core Plus Bond Fund Class R6 Shares (a)	67,970,784	427,229	12,355,708	384,249	266,941	56,693,495	6,442,443	427,229	—
JPMorgan Corporate Bond Fund Class R6 Shares (a)	16,496,714	109,909	—	—	122,528	16,729,151	1,553,310	109,909	—
JPMorgan Emerging Markets Debt Fund Class R6 Shares (a)	3,592,828	33,424	—	—	75,100	3,701,352	475,752	33,425	—
JPMorgan Emerging Markets Research Enhanced Equity Fund Class R6 Shares (a)	144,774,946	9,595,777	5,177,458	82,887	14,370,451	163,646,603	9,329,909	—	—
JPMorgan Emerging Markets Strategic Debt Fund Class R6 Shares (a)	3,386,487	28,629	—	—	43,992	3,459,108	446,913	28,629	—
JPMorgan Growth Advantage Fund Class R6 Shares *(a)	193,473,355	—	2,570,299	436,432	28,192,708	219,532,196	7,034,034	—	—
JPMorgan High Yield Fund Class R6 Shares (a)	40,701,845	24,435,811	—	—	1,299,439	66,437,095	9,755,814	664,403	—
JPMorgan International Advantage Fund Class R6 Shares (a)	93,791,755	—	—	—	4,466,274	98,258,029	5,316,993	—	—
JPMorgan International Focus Fund Class R6 Shares (a)	182,497,616	—	3,431,463	251,468	15,877,946	195,195,567	8,464,682	—	—
JPMorgan International Research Enhanced Equity Fund Class R6 Shares (a)	175,511,225	3,333,215	—	—	5,441,306	184,285,746	11,035,075	—	—
JPMorgan Managed Income Fund Class L Shares (a)	1,337,415	18,356,990	—	—	(1)	19,694,404	1,959,642	19,352	—
JPMorgan Realty Income Fund Class R6 Shares (a)	60,210,389	234,796	—	—	932,003	61,377,188	4,933,858	234,796	—
JPMorgan Small Cap Equity Fund Class R6 Shares (a)	19,448,308	—	—	—	1,007,255	20,455,563	361,023	—	—
JPMorgan Small Cap Growth Fund Class R6 Shares (a)	12,985,520	—	2,751,647	947,180	937,946	12,118,999	478,633	—	—
JPMorgan Small Cap Value Fund Class R6 Shares (a)	7,609,723	25,049	—	—	133,581	7,768,353	383,244	25,049	—
JPMorgan U.S. Equity Fund Class R6 Shares (a)	183,940,079	497,624	11,899,295	1,461,548	16,145,369	190,145,325	10,640,477	497,625	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 0.06% (a) (b)	59,167,879	95,607,326	119,117,819	—	—	35,657,386	35,657,386	12,210	—
JPMorgan U.S. Research Enhanced Equity Fund Class R6 Shares (a)	149,036,280	869,396	6,263,880	1,094,425	12,090,130	156,826,351	5,383,671	869,394	—
JPMorgan Value Advantage Fund Class R6 Shares (a)	191,844,992	—	16,534,310	(2,544,290)	9,032,467	181,798,859	5,937,259	—	—

Total	$1,652,267,580	$153,706,370	$180,101,879	$2,113,899	$110,704,507	$1,738,690,477		$3,223,276	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of September 30, 2020.
*	Non-income producing security.